Employee costs and numbers (Tables)	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Employee costs and average number of employees

			$ million
Employee costs	2021	2020	2019
Wages and salaries[a]	6,934	7,600	7,497
Social security costs	733	729	733
Share-based payments[b]	733	728	694
Pension and other post-retirement benefit costs	457	852	948
	8,857	9,909	9,872

			2021			2020			2019
Average number of employeesc d	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
gas & low carbon energy	400	3,400	3,800
oil production & operations	3,100	6,000	9,100
customers & products[e]	6,200	35,800	42,000
other businesses and corporate[f]	1,400	7,700	9,100
	11,100	52,900	64,000	12,400	55,700	68,100	13,600	58,900	72,500
[a] Includes termination costs of $74 million (2020 $1,237 million and 2019 $182 million).
[b] The group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
[c] Reported to the nearest 100.
[d] Information for 2021 has been presented to reflect the changes in reportable segments. For more information see Note 1 Significant accounting policies, judgements, estimates and assumptions - Change in segmentation. Comparative data for these new reportable segments for 2020 and 2019 is not available.
[e] Includes 21,300 (2020 19,100 and 2019 18,100) service station staff.
[f] Includes 0 (2020 0 and 2019 2,500) agricultural, operational and seasonal workers in Brazil.

The reduction in the average number of employees in 2021 compared to 2020 is principally a result of the reinvent bp programme.